UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08039

Third Avenue Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s schedule of investments is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

Third Avenue Focused Credit Fund

THIRD QUARTER REPORT

July 31, 2012

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling (800) 443-1021, (ii) on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments
at July 31, 2012
(Unaudited)

Principal Amount ($)	Security†	Value (Note 1)

Corporate Bonds & Notes - 0.15%

	Consumer Products - 0.15%
18,550,467	Home Products International, Inc.,
	2nd Lien, Convertible, PIK,
	6.000%, due 3/20/17 (b) (c) (d)	$4,175,710

	Total Corporate Bonds & Notes
	(Cost $18,550,467)	4,175,710

Shares

Preferred Stocks - 0.01%

	Insurance & Reinsurance - 0.01%
4,626	Ecclesiastical Insurance, 8.625%
	(United Kingdom)	8,350
1,022,245	RS Holdings Corp., Convertible,
	Class A (a) (b) (c) (d)	212,126

	Total Preferred Stocks
	(Cost $1,022,630)	220,476

Common Stocks - 91.76%

	Annuities & Mutual Fund
	Management & Sales - 4.53%
5,812,879	Bank of New York Mellon Corp. (The)	123,698,065

	Automotive - 4.80%
4,875,900	Toyota Industries Corp. (Japan)	131,126,604

	Consumer Products - 0.00%#
526,368	Home Products International, Inc.
	(a) (b) (c) (d)	26,318

	Depository Institutions - 4.56%
10,393,450	Chong Hing Bank, Ltd. (Hong Kong)	16,619,441
675,000	Comerica, Inc.	20,391,750
10,963,132	KeyCorp	87,485,793

		124,496,984

Shares	Security†	Value (Note 1)

	Diversified Operations - 6.16%
3,674,212	Brookfield Asset Management, Inc.,
	Class A (Canada)	$124,225,108
1,564,000	Hutchison Whampoa, Ltd.
	(Hong Kong)	14,097,721
5,163,822	Wharf (Holdings), Ltd. (The)
	(Hong Kong)	29,965,310

		168,288,139

	Financial Insurance - 0.02%
37	Manifold Capital Holdings, Inc.
	(a) (b) (c) (d)	555,000

	Holding Companies - 21.67%
80,770	Capital Southwest Corp.	8,432,388
16,220,000	Cheung Kong Holdings, Ltd.
	(Hong Kong)	213,555,908
6,195,177	Investor AB, Class A (Sweden)	124,802,666
159,010,000	Lai Sun Garment International, Ltd.
	(Hong Kong) (a) (c)	16,609,037
1,231,142	RHJ International (Belgium) (a)	5,756,256
1,982,750	RHJ International (Belgium) (a) (d)	9,270,431
54,464,500	Wheelock & Co., Ltd. (Hong Kong)	213,863,080

		592,289,766

	Home Furnishings - 0.01%
92,333	Stanley Furniture Co., Inc. (a)	377,642

	Insurance & Reinsurance - 1.48%
68,099	Alleghany Corp. (a)	23,549,315
127,500	Olympus Re Holdings, Ltd.
	(Bermuda) (a) (b) (d)	145,350
9,337	RS Holdings Corp., Class A
	(a) (b) (c) (d)	1,937
32,520	White Mountains Insurance Group,
	Ltd.[1]	16,604,387

		40,300,989

See accompanying notes to the Portfolios of Investments.

1

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at July 31, 2012
(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)

	Manufactured Housing - 3.07%
983	Fleetwood Homes, Inc.
	(a) (b) (c) (d)	$83,842,729

	Mutual Holding Companies - 0.01%
147,903	SFSB, Inc. (a) (c)	340,177

	Non-U.S. Real Estate Operating
	Companies - 16.62%
20,882,000	Hang Lung Group, Ltd. (Hong Kong)	135,448,773
13,719,000	Hang Lung Properties, Ltd.
	(Hong Kong)	48,827,730
46,311,196	Henderson Land Development Co.,
	Ltd. (Hong Kong)	269,935,144

		454,211,647

	Oil & Gas Production
	& Services - 3.46%
1,125,344	Devon Energy Corp.	66,530,337
1,263,624	EnCana Corp. (Canada)	28,115,634

		94,645,971

	Securities Brokerage - 2.00%
14,499,000	Daiwa Securities Group, Inc.
	(Japan)	54,748,224

	Semiconductor Equipment
	Manufacturers - 1.76%
4,414,207	Applied Materials, Inc.	48,070,714

	Software - 1.43%
130,000	Nintendo Co. Ltd. (Japan)	14,560,000
1,550,000	Symantec Corp. (a)	24,412,500

		38,972,500

	Steel & Specialty Steel - 8.27%
2,841,500	POSCO, ADR (South Korea)	225,984,495

Shares	Security†	Value (Note 1)

	Telecommunications Equipment - 2.64%
2,085,374	Sycamore Networks, Inc. (a) (c)	$29,716,580
12,897,668	Tellabs, Inc.	42,433,328

		72,149,908

	U.S. Real Estate Operating
	Companies - 4.75%
9,487,910	FNC Realty Corp. (a) (b) (c)	6,641,537
5,391,578	Forest City Enterprises, Inc.,
	Class A (a)	76,075,166
1,816,627	Tejon Ranch Co. (a) (c)	47,214,136

		129,930,839

	Utilities, Utility Service Companies
	& Waste Management - 4.52%
7,193,557	Covanta Holding Corp. (c)	123,585,309

	Total Common Stocks
	(Cost $2,407,658,012)	2,507,642,020

Investment Amount ($)

Limited Partnerships - 0.01%

	Insurance & Reinsurance - 0.01%
1,805,000	Insurance Partners II Equity Fund,
	L.P. (a) (b)	378,942

	Total Limited Partnerships
	(Cost $32,494)	378,942

	Total Investment
	Portfolio - 91.93%
	(Cost $2,427,263,603)	2,512,417,148
	Other Assets less
	Liabilities - 8.07%	220,537,887

	NET ASSETS - 100.00%	$2,732,955,035

See accompanying notes to the Portfolios of Investments.

2

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at July 31, 2012
(Unaudited)

Value

Investor Class:
Net assets applicable to 554,992
shares outstanding	$25,286,412

Net asset value, offering and
redemption price per share	$45.56

Institutional Class:
Net assets applicable to
59,384,547 shares outstanding	$2,707,668,623

Net asset value, offering and
redemption price per share	$45.60

Notes:
ADR: American Depositary Receipt.
PIK: Payment-in-kind.
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Security subject to restrictions on resale.

Shares/ Principal Amount	Issuer	Acquisition Date	Acquisition Cost	Carrying Value Per Unit

983	Fleetwood Homes, Inc.	8/14/09-4/29/11	$68,785,900	$85,292.70
526,368	Home Products International, Inc.	5/30/07	54,667,471	0.05
$18,550,467	Home Products International, Inc.
	2nd Lien, Convertible, PIK,
	6.000%, due 3/20/17	3/16/07- 4/10/12	18,550,467	22.51
37	Manifold Capital Holdings, Inc.	9/24/97-11/10/06	42,781,514	15,000.00
127,500	Olympus Re Holdings, Ltd.	12/20/01	12,019,608	1.14
1,982,750	RHJ International	3/29/05-3/14/07	50,259,540	4.68
9,337	RS Holdings Corp., Class A	5/9/03	9,105	0.21
1,022,245	RS Holdings Corp., Convertible,
	Class A Pfd.	3/18/02-4/20/04	1,013,140	0.21

At July 31, 2012, these restricted securities had a total market value of $98,229,601 or 3.59% of net assets of the Fund.

†	U.S. unless otherwise noted.
#	Amount represents less than 0.01% of total net assets.
[1]	Incorporated in Bermuda.

Country Concentration

% of Net Assets

Hong Kong	35.09%
United States	30.54
South Korea	8.27
Japan	7.33
Canada	5.57
Sweden	4.57
Belgium	0.55
Bermuda	0.01
United Kingdom	0.00 #

Total	91.93%

# Amount represents less than 0.01% of total net assets.

See accompanying notes to the Portfolios of Investments.

3

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments
at July 31, 2012
(Unaudited)

Shares	Security†	Value (Note 1)

Preferred Stocks - 0.29%
	U.S. Real Estate Investment
	Trust - 0.29%
74,250	Excel Trust, Inc., 8.125%	$1,935,698

	Total Preferred Stocks
	(Cost $1,856,250)	1,935,698

Common Stocks - 78.86%
	Auto Supply - 1.06%
408,182	Superior Industries International, Inc.	6,975,830

	Chemicals & Industrial
	Materials - 6.78%
145,417	Compass Minerals International, Inc.	10,519,466
93,178	Lanxess AG (Germany)	6,477,541
131,029	Minerals Technologies, Inc.	8,377,994
240,721	Sensient Technologies Corp.	8,533,559
60,514	Stepan Co.	5,365,171
91,296	Westlake Chemical Corp.	5,419,331

		44,693,062

	Computer Peripherals - 1.29%
485,487	Lexmark International, Inc.,
	Class A	8,491,168

	Consulting and Information
	Technology Services - 3.25%
406,719	ICF International, Inc. (a)	9,993,086
520,456	ManTech International Corp.,
	Class A	11,413,600

		21,406,686

	Consumer Products - 3.30%
38,167	Cal-Maine Foods, Inc.	1,440,041
232,225	Harman International Industries,
	Inc.	9,370,279
319,410	JAKKS Pacific, Inc.	5,116,948
101,155	J&J Snack Foods Corp.	5,845,747

		21,773,015

Shares	Security†	Value (Note 1)

	Electronic Components - 5.55%
328,302	AVX Corp.	$3,197,661
615,937	Bel Fuse, Inc., Class B (c)	11,105,344
363,844	Electronics for Imaging, Inc. (a)	5,319,399
789,946	Ingram Micro, Inc., Class A (a)	11,841,291
188,550	Park Electrochemical Corp.	5,092,736

		36,556,431

	Energy Services - 7.96%
288,602	Bristow Group, Inc.	13,209,314
799,968	Pioneer Energy Services Corp. (a)	6,431,743
197,252	SEACOR Holdings, Inc. (a)	16,756,557
476,383	SemGroup Corp., Class A (a)	16,058,871

		52,456,485

	Forest Products & Paper - 1.33%
330,700	Canfor Corp. (Canada) (a)	3,907,658
305,317	P.H. Glatfelter Co.	4,857,593

		8,765,251

	Healthcare - 4.29%
905,142	Cross Country Healthcare, Inc. (a)	4,127,448
86,270	Haemonetics Corp. (a)	6,203,676
281,712	Teleflex, Inc.	17,956,323

		28,287,447

	Holding Companies - 6.35%
136,517	Ackermans & van Haaren N.V.
	(Belgium)	10,467,972
731,866	JZ Capital Partners, Ltd. (Guernsey)	3,975,911
1,590,916	JZ Capital Partners, Ltd. Limited
	Voting Shares (Guernsey) (d)	8,642,758
368,007	Leucadia National Corp.	7,978,392
473,984,230	PYI Corp., Ltd. (Hong Kong)[1] (c)	10,757,505

		41,822,538

See accompanying notes to the Portfolios of Investments.

4

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at July 31, 2012
(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Industrial Capital
	Equipment Manufacturers - 2.54%
557,327	Electro Scientific Industries, Inc.	$6,916,428
539,701	Rofin-Sinar Technologies, Inc. (a)	9,784,779

		16,701,207

	Industrial Equipment - 5.50%
129,283	Alamo Group, Inc.	3,701,372
255,908	LSB Industries, Inc. (a)	8,222,324
644,485	Oshkosh Corp. (a)	14,513,802
656,772	Wacker Neuson SE (Germany)	9,769,881

		36,207,379

	Industrial Services - 3.08%
217,455	Darling International, Inc. (a)	3,592,357
257,364	EMCOR Group, Inc.	6,776,394
158,759	UniFirst Corp.	9,941,489

		20,310,240

	Insurance & Reinsurance - 5.55%
45,182	Alleghany Corp. (a)	15,624,387
194,536	Arch Capital Group, Ltd.
	(Bermuda) (a)	7,547,997
9,824	E-L Financial Corp., Ltd. (Canada)	3,967,413
306,831	HCC Insurance Holdings, Inc.	9,401,302

		36,541,099

	Media - 4.63%
162,854	Liberty Media Corp. - Liberty Capital,
	Series A (a)	15,405,988
415,637	Madison Square Garden, Co. (The),
	Class A (a)	15,066,841

		30,472,829

	Metals Manufacturing - 3.88%
238,072	Encore Wire Corp.	6,523,173
121,714	Kaiser Aluminum Corp.	6,638,282

Shares	Security†	Value (Note 1)

	Metals Manufacturing (continued)
336,175	Kennametal, Inc.	$12,404,858

		25,566,313

	Mining - 1.07%
425,293	Cloud Peak Energy, Inc. (a)	7,038,599

	Non-U.S. Real Estate Investment
	Trust - 1.92%
3,402,250	SEGRO PLC (United Kingdom)	12,626,016

	Oil & Gas Production &
	Services - 0.40%
46,137	Cimarex Energy Co.	2,615,507

	Retail - 1.82%
273,669	American Eagle Outfitters, Inc.	5,697,789
148,269	Jos. A. Bank Clothiers, Inc. (a)	6,265,848

		11,963,637

	Securities Trading
	Services - 1.92%
596,785	Broadridge Financial Solutions, Inc.	12,633,938

	Software - 1.28%
432,505	Progress Software Corp. (a)	8,407,897

	Telecommunications
	Equipment - 0.82%
1,635,257	Tellabs, Inc.	5,379,996

	U.S. Real Estate Investment
	Trust - 0.48%
261,105	Excel Trust, Inc.	3,195,925

	U.S. Real Estate Operating
	Companies - 2.81%
205,209	Alico, Inc.	5,998,259
252,024	Vail Resorts, Inc.	12,510,471

		18,508,730

	Total Common Stocks
	(Cost $478,069,996)	519,397,225

See accompanying notes to the Portfolios of Investments.

5

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at July 31, 2012
(Unaudited)

Units	Security†	Value (Note 1)

Limited Partnerships - 1.45%
	Holding Companies - 1.45%
950,000	AP Alternative Assets, L.P.
	(Guernsey) (a) (b) (d)	$9,566,500

	Total Limited Partnerships
	(Cost $19,000,000)	9,566,500

Principal Amount ($)

Short Term Investments - 13.66%
	U.S. Government Obligations - 13.66%
90,000,000	U.S. Treasury Bills, 0.10%-0.14%‡,
	due 10/25/12-12/13/12	89,969,580

	Total Short Term Investments
	(Cost $89,963,531)	89,969,580

	Total Investment
	Portfolio - 94.26%
	(Cost $588,889,777)	620,869,003
	Other Assets less
	Liabilities - 5.74%	37,837,139

	NET ASSETS - 100.00%	$658,706,142

	Investor Class:
	Net assets applicable to 394,994
	shares outstanding	$8,231,035

	Net asset value, offering and
	redemption price per share	$20.84

	Institutional Class:
	Net assets applicable to 31,166,643
	shares outstanding	$650,475,107

	Net asset value, offering and
	redemption price per share	$20.87

Notes:

(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Security subject to restrictions on resale.

	Shares/ Units	Issuer	Acquisition Date	Acquisition Cost	Carrying Value Per Unit

	950,000	AP Alternative Assets, L.P.	6/8/06	$19,000,000	$10.07
	1,590,916	JZ Capital Partners, Ltd. Limited Voting Shares	6/16/09-6/19/09	5,409,402	5.43

	At July 31, 2012, these restricted securities had a total market value of $18,209,258 or 2.76% of net assets of the Fund.

†	U.S. unless otherwise noted.
‡	Annualized yield at date of purchase.
1	Incorporated in Bermuda.

Country Concentration

% of Net Assets

United States*	80.94%
Guernsey	3.37
Germany	2.47
United Kingdom	1.92
Hong Kong	1.63
Belgium	1.59
Canada	1.19
Bermuda	1.15

Total	94.26%

* Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

6

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments
at July 31, 2012
(Unaudited)

Principal Amount ($)	Security†	Value (Note 1)

Corporate Bonds & Notes - 0.73%
	Department Stores - 0.01%
190,000	J.C. Penney Corp., Inc., 6.375%,
	due 10/15/36	$137,987

	U.S. Homebuilder - 0.72%
11,320,000	K. Hovnanian Enterprises, Inc.,
	10.625%, due 10/15/16	11,829,400

	Total Corporate Bonds & Notes
	(Cost $10,564,118)	11,967,387

Shares or Units

Common Stocks - 84.25%
	Forest Products & Paper - 3.92%
2,751,058	Weyerhaeuser Co. (d)	64,237,204

	Non-U.S. Homebuilder - 2.91%
68,711,973	Taylor Wimpey PLC
	(United Kingdom)	47,562,535

	Non-U.S. Real Estate
	Consulting/Management - 1.17%
3,309,535	Savills PLC (United Kingdom)	19,131,190

	Non-U.S. Real Estate
	Investment Trusts - 20.38%
9,746,440	Centro Retail Australia
	(Australia)	20,997,094
7,785,904	Centro Retail Australia, Class
	Action True-Up Securities
	(Australia) (a) (b) (e)	1,309,147
29,880,091	Commonwealth Property Office
	Fund (Australia)	33,598,897
673,655	Derwent London PLC (United Kingdom)	20,585,018
41,415,719	Dexus Property Group (Australia)	43,088,336
12,457,812	Hammerson PLC (United Kingdom)	90,452,051
24,713,436	Mirvac Group (Australia)	35,580,580
8,839,052	SEGRO PLC (United Kingdom)	32,802,414

Shares or Units	Security†	Value (Note 1)

	Non-U.S. Real Estate
	Investment Trusts (continued)
5,240,298	Westfield Group (Australia)	$55,070,030

		333,483,567

	Non-U.S. Real Estate Operating
	Companies - 31.62%
2,746,126	Brookfield Asset Management, Inc.,
	Class A (Canada)	92,846,520
10,079,500	CapitaLand, Ltd. (Singapore)	24,299,662
5,727,000	Cheung Kong Holdings, Ltd.
	(Hong Kong)	75,402,878
3,389,950	City Developments Ltd. (Singapore)	31,872,722
3,362,300	Daibiru Corp. (Japan)	23,713,629
8,377,000	Hang Lung Properties Ltd.
	(Hong Kong)	29,814,849
8,570,857	Henderson Land Development Co.,
	Ltd. (Hong Kong)	49,957,154
2,940,095	Hongkong Land Holdings, Ltd.
	(Hong Kong) [1]	17,640,570
11,373,967	Hysan Development Co., Ltd.
	(Hong Kong)	48,108,388
21,869,072	Quintain Estates & Development PLC
	(United Kingdom) (a)	17,057,890
22,721,694	Songbird Estates PLC
	(United Kingdom) (a)	36,514,591
17,902,500	Wheelock & Co., Ltd. (Hong Kong)	70,296,868

		517,525,721

	Retail-Building Products - 3.17%
2,042,230	Lowe’s Cos., Inc.	51,811,375

	U.S. Real Estate Investment
	Trusts - 6.17%
3,723,831	First Industrial Realty Trust, Inc. (a)	47,441,607
641,794	Vornado Realty Trust	53,589,799

		101,031,406

See accompanying notes to the Portfolios of Investments.

7

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at July 31, 2012
(Unaudited)

Shares or Units	Security†	Value (Note 1)

Common Stocks (continued)
	U.S. Real Estate Operating
	Companies - 14.91%
500,500	Consolidated-Tomoka Land Co. (c)	$14,084,070
6,490,864	FNC Realty Corp. (a) (b)	4,543,605
8,846,798	Forest City Enterprises, Inc.,
	Class A (a) (c)	124,828,320
29,513,141	Newhall Holding Co. LLC,
	Class A Units (a) (c)	39,104,912
941,627	Tejon Ranch Co. (a)	24,472,886
7,354,979	Thomas Properties Group, Inc. (c)	37,069,094

		244,102,887

	Total Common Stocks
	(Cost $1,235,428,816)	1,378,885,885

Investment Amount ($)

Limited Partnerships - 1.69%
	Investment Fund - 1.69%
37,000,000	Alliance Bernstein Legacy Securities
	(C1) L.P.[2] (b)	27,648,002

	Total Limited Partnerships
	(Cost $37,000,000)	27,648,002

Notional Amount ($)	Security†	Value (Note 1)

Purchased Options - 0.00%#
	Foreign Currency Put
	Options - 0.00%# (a)
35,000,000	Australian Currency, strike
	0.9830 AUD, expires 8/6/12	$19
50,000,000	Australian Currency, strike
	0.9530 AUD, expires 9/5/12	9,532
49,000,000	Australian Currency, strike
	0.9535 AUD, expires 9/5/12	19,155

	Total Purchased Options
	(Cost $2,809,363)	28,706

	Total Investment
	Portfolio - 86.67%
	(Cost $1,285,802,297)	1,418,529,980
	Other Assets less
	Liabilities - 13.33% (f) (g)	218,195,508

	NET ASSETS - 100.00%	$1,636,725,488

	Investor Class:
	Net assets applicable to 2,086,093
	shares outstanding	$50,917,381

	Net asset value, offering and
	redemption price per share	$24.41

	Institutional Class:
	Net assets applicable to 64,698,285
	shares outstanding	$1,585,808,107

	Net asset value, offering and
	redemption price per share	$24.51

See accompanying notes to the Portfolios of Investments.

8

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at July 31, 2012
(Unaudited)

Notes:
AUD:	Australian Dollar
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Security is a Real Estate Investment Trust.
(e)

Class Action True-up Securities were issued to Centro Retail Australia holders who were not exposed to related shareholder class action suits against certain pre-aggregation Centro entities on behalf of existing group members.

(f)	A portion of this security is segregated for future fund commitment.
(g)	Includes $27,580,000 of cash restricted as collateral for forward foreign currency contracts and written options to broker.
†	U.S. unless otherwise noted.
#	Amount represents less than 0.01% of total net assets.
[1]	Incorporated in Bermuda.
[2]	Cayman Islands exempted limited partnership.

Country Concentration

% of Net Assets

United States	30.60%
Hong Kong	17.79
United Kingdom	16.14
Australia	11.59
Canada	5.67
Singapore	3.43
Japan	1.45

Total	86.67%

Schedule of Written Options

Notional Amount ($)/ Number of Contracts	Security	Expiration Date	Strike Price	Value

35,000,000	Australian Currency, Call	8/6/12	1.0375 AUD	$(508,084)
49,000,000	Australian Currency, Call	9/5/12	0.9745 AUD	(3,610,878)
50,000,000	Australian Currency, Call	9/5/12	0.9745 AUD	(3,682,394)
5,000	Lowe’s Cos., Inc., Put	8/18/12	$25.00	(260,000)

	(Premiums received $3,117,397)			$(8,061,356)

AUD: Australian Dollar

Schedule of Forward Foreign Currency Contracts

Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 7/31/12	Unrealized Depreciation

9,613,426,595 JPY	JPMorgan Chase Bank, N.A.	10/29/12	$125,297,166	$123,181,151	$(2,116,015)

Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 7/31/12	Unrealized Depreciation

11,628,710,000 JPY	JPMorgan Chase Bank, N.A.	10/29/12	$145,000,000	$149,003,882	$(4,003,882)

JPY: Japanese Yen

See accompanying notes to the Portfolios of Investments.

9

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments
at July 31, 2012
(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks and Warrants - 92.89%
	Advertising - 2.39%
958,400	Asatsu-DK, Inc. (Japan)	$27,614,188

	Agriculture - 0.75%
538,564	Viterra, Inc. (Canada) (b)	8,624,757

	Automotive - 1.90%
439,290	Daimler AG (Germany)	22,003,957

	Building & Construction
	Products/Services - 2.33%
10,482,120	Tenon, Ltd. (New Zealand) (a) (c)	5,263,133
1,358,362	Titan Cement Co. S.A. (Greece) (a)	21,727,374

		26,990,507

	Capital Goods - 2.14%
565,134	Nexans S.A. (France)	24,729,915

	Corporate Services - 0.86%
22,522,784	Boardroom, Ltd. (Singapore) (c)	9,954,622

	Diversified Operations - 3.97%
1,204,745	Antarchile S.A. (Chile)	18,492,305
3,039,200	Hutchison Whampoa, Ltd.
	(Hong Kong)	27,395,010

		45,887,315

	Electronic Components - 8.72%
37,050,140	WBL Corp., Ltd. (Singapore) (c)	100,932,156

	Forest Products & Paper - 5.41%
68,518,625	Rubicon, Ltd. (New Zealand) (a) (c)	16,646,901
1,966,368	Weyerhaeuser Co. (d)	45,914,693

		62,561,594

	Holding Companies - 12.26%
7,939,408	GP Investments, Ltd., BDR
	(Bermuda) (a) (c)	15,846,271
3,733,400	Guoco Group, Ltd. (Hong Kong)[1]	31,317,481
1,644,208	Leucadia National Corp.	35,646,429

Shares	Security†	Value (Note 1)

	Holding Companies (continued)
592,505	LG Corp. (South Korea)	$30,656,975
469,645	Pargesa Holding S.A. (Switzerland)	28,357,649

		141,824,805

	Insurance - 8.76%
284,772	Allianz SE (Germany)	28,412,729
230,350	Munich Re (Germany)	32,763,811
78,722	White Mountains Insurance Group,
	Ltd.[1]	40,194,666

		101,371,206

	Investment Companies - 1.38%
4,954,528	Resolution, Ltd. (Guernsey)	16,001,893

	Investment Technology
	Services - 1.32%
172,806	OTSUKA Corp. (Japan)	15,262,226

	Media - 0.85%
218,706	Alma Media Corp. (Finland)	1,291,666
451,133	Vivendi S.A. (France)	8,581,485

		9,873,151

	Metals & Mining - 3.14%
2,234,046	Kinross Gold Corp. (Canada)	18,668,101
22,869	Kinross Gold Corp. Warrants,
	expires 9/17/14 (Canada) (a)	9,179
397,186	Newmont Mining Corp.	17,662,861

		36,340,141

	Oil & Gas Production &
	Services - 5.93%
993,802	EnCana Corp. (Canada)	22,112,095
1,647,210	Petroleum Geo-Services ASA
	(Norway)	24,294,609
2,792,400	Precision Drilling Corp.
	(Canada) (a)	22,220,025

		68,626,729

See accompanying notes to the Portfolios of Investments.

10

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at July 31, 2012
(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks and Warrants (continued)
	Other Financial - 2.53%
62,589,892	Yuanta Financial Holding Co., Ltd.
	(Taiwan)	$29,215,920

	Pharmaceuticals - 6.06%
1,124,397	GlaxoSmithKline PLC
	(United Kingdom)	25,887,821
540,537	Sanofi (France)	44,207,858

		70,095,679

	Real Estate - 11.45%
6,417,961	Atrium European Real Estate, Ltd.
	(Jersey)	28,625,524
1,531,000	Mitsui Fudosan Co., Ltd. (Japan)	29,904,717
8,490,300	SEGRO PLC (United Kingdom) (d)	31,508,169
61,235,872	Taylor Wimpey PLC
	(United Kingdom)	42,387,566

		132,425,976

	Securities Brokerage - 3.33%
10,205,000	Daiwa Securities Group, Inc.
	(Japan)	38,534,080

	Telecommunications - 5.94%
38,601,902	Netia S.A. (Poland) (a) (c)	68,749,365

	Transportation - 1.47%
2,504,000	Seino Holdings Co., Ltd. (Japan)	17,019,187

	Total Common Stocks and Warrants
	(Cost $1,147,492,377)	1,074,639,369

Notional Amount ($)	Security†	Value (Note 1)

Purchased Options - 0.71%
	Foreign Currency
	Put Options - 0.71% (a)
85,700,000	Euro Currency, strike 1.2725 Euro,
	expires 11/21/12	$3,599,752
50,650,000	Euro Currency, strike 1.2725 Euro,
	expires 11/21/12	2,132,038
50,650,000	Euro Currency, strike 1.273 Euro,
	expires 11/21/12	2,124,767
61,500,000	Japan Currency, strike 87.94 Yen,
	expires 3/14/13	187,575
61,500,000	Japan Currency, strike 87.94 Yen,
	expires 3/14/13	198,016

	Total Purchased Options
	(Cost $10,032,585)	8,242,148

	Total Investment
	Portfolio - 93.60%
	(Cost $1,157,524,962)	1,082,881,517
	Other Assets less
	Liabilities - 6.40% (e)	74,044,804

	NET ASSETS - 100.00%	$1,156,926,321

	Investor Class:
	Net assets applicable to 1,064,941
	shares outstanding	$16,162,948

	Net asset value, offering and
	redemption price per share	$15.18

	Institutional Class:
	Net assets applicable to 75,078,059
	shares outstanding	$1,140,763,373

	Net asset value, offering and
	redemption price per share	$15.19

See accompanying notes to the Portfolios of Investments.

11

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at July 31, 2012
(Unaudited)

Notes:
BDR:	Brazilian Depositary Receipt.
(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Security is a Real Estate Investment Trust.
(e)	Includes $520,000 of cash restricted as collateral for equity swap contracts to broker.
†	U.S. unless otherwise noted.
[1]	Incorporated in Bermuda.

Country Concentration

% of Net Assets

United States	12.76%
Japan	11.09
Singapore	9.59
United Kingdom	8.63
Germany	7.19
France	6.70
Canada	6.19
Poland	5.94
Hong Kong	5.08
South Korea	2.65
Taiwan	2.53
Jersey	2.47
Switzerland	2.45
Norway	2.10
New Zealand	1.89
Greece	1.88
Chile	1.60
Guernsey	1.38
Bermuda	1.37
Finland	0.11

Total	93.60%

Schedule of Written Options

Notional Amount ($)	Security	Expiration Date	Strike Price	Value

41,777,298	Euro Currency, Put	11/21/12	1.05 EUR	$53,266
41,793,713	Euro Currency, Put	11/21/12	1.05 EUR	49,678
70,715,127	Euro Currency, Put	11/21/12	1.05 EUR	103,065

	(Premiums received $519,193)			$206,009

EUR: Euro.

Schedule of Equity Swap Contracts

Security	Average Cost	Floating Rate	Counterparty	Expiration Date	Notional Shares	Unrealized Appreciation

Piramal Enterprises Ltd.	INR 511.56 (a)	USD-Federal Funds-H.15	Morgan Stanley Capital Services LLC	6/19/14	1,192,120	$253,169

(a) Fund pays floating rate and variance under average cost and receives variance over average cost.
INR: Indian Rupee.
USD: U.S. Dollar.

See accompanying notes to the Portfolios of Investments.

12

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments
at July 31, 2012
(Unaudited)

Principal Amount‡	Security†	Value (Note 1)

Corporate Bonds & Notes - 62.12%

	Consumer Products - 1.59%
17,750,000	Armored Autogroup, Inc., 9.500%,
	due 11/1/18 (a)	$15,908,437

	Energy - 6.82%
	Energy XXI Gulf Coast, Inc.:
11,000,000	9.250%, due 12/15/17	12,237,500
10,000,000	7.750%, due 6/15/19	10,550,000
7,161,982	GMX Resources, Inc., PIK, 11.000%,
	due 12/1/17	6,141,400
	Hercules Offshore, Inc.:
17,068,000	10.500%, due 10/15/17 (a)	17,238,680
14,500,000	10.250%, due 4/1/19 (a)	14,137,500
	Platinum Energy Solutions, Inc.:
5,000,000	1st Lien, 14.250%, due 3/1/15	3,900,000
5,169,354	2nd Lien, 14.250%, due 3/1/15	4,032,096

		68,237,176

	Financials - 10.13%
11,650,000	American General Institutional
	Capital A, 7.570%,
	due 12/1/45 (a)	12,290,750
	Lehman Brothers Holdings, Inc.*:
31,000,000	due 9/26/08	7,595,000
25,000,000	due 11/24/08	6,125,000
12,205,000	due 12/23/08	2,990,225
97,000,000	due 3/23/09	23,765,000
10,000,000	due 1/24/13	2,475,000
50,000,000	due 9/26/14	12,500,000
10,000,000	due 5/2/18	2,512,500
12,000,000	Marsico Holdings LLC/Marsico Co.
	Notes Corp., PIK, 10.625%,
	due 1/15/20 (a)	1,320,000
29,200,000	Nuveen Investments, Inc., 10.500%
	due 11/15/15	29,784,000

		101,357,475

Principal Amount‡	Security†	Value (Note 1)

	Food & Beverage - 1.96%
7,504,000	American Seafoods Group LLC/
	American Seafoods Finance, Inc.,
	10.750%, due 5/15/16 (a)	$7,185,080
2,665,000	Chiquita Brands International, Inc.,
	4.250%, due 8/15/16	1,982,094
9,945,000	Harmony Foods Corp., 10.000%,
	due 5/1/16 (a)	10,392,525

		19,559,699

	Gaming & Entertainment - 7.66%
36,511,000	Caesars Entertainment Operating
	Co., Inc., 12.750%, due 4/15/18	27,018,140
	CityCenter Holdings LLC/CityCenter
	Finance Corp., PIK:
30,442,532	10.750%, due 1/15/17	32,231,031
931	10.750%, due 1/15/17 (a)	986
720,000	Jacobs Entertainment, Inc., 9.750%,
	due 6/15/14	705,600
6,850,000	Marina District Finance Co., Inc.,
	9.875%, due 8/15/18	6,439,000
13,399,000	Shingle Springs Tribal Gaming
	Authority, 9.375%,
	due 6/15/15 (a)	10,250,235

		76,644,992

	Healthcare - 3.26%
10,000,000	InVentiv Health, Inc., 10.000%,
	due 8/15/18 (a)	8,300,000
2,000,000	Kindred Healthcare, Inc., 8.250%,
	due 6/1/19	1,910,000
	Radiation Therapy Services, Inc.:
2,000,000	8.875%, due 1/15/17	1,890,000
18,275,000	9.875%, due 4/15/17	12,015,813
8,808,000	Rotech Healthcare, Inc., 10.750%,
	due 10/15/15	8,521,740

		32,637,553

See accompanying notes to the Portfolios of Investments.

13

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at July 31, 2012
(Unaudited)

Principal Amount‡		Security†	Value (Note 1)

Corporate Bonds & Notes (continued)

		Home Construction - 7.78%
29,773,394		Ainsworth Lumber Co., Ltd., PIK,
		11.000%, due 7/29/15
		(Canada) (a)	$26,647,188
24,717,000		CEMEX España Luxembourg, 9.250%,
		due 5/12/20 (Luxembourg)[3] (a)	21,998,130
6,500,000	EUR	CEMEX Finance LLC, 9.625%,
		due 12/14/17 (a)	7,448,200
3,410,000		K. Hovnanian Enterprises, Inc.,
		10.625%, due 10/15/16	3,563,450
17,600,000		New Enterprise Stone & Lime Co., Inc.,
		PIK, 13.000%, due 3/15/18 (a)	18,128,000

			77,784,968

		Media/Cable - 7.71%
		Clear Channel Communications, Inc.:
10,000,000		9.000%, due 3/1/21	8,400,000
32,367,289		PIK, 11.000%, due 8/1/16	18,611,191
36,450,000		Intelsat Luxembourg SA, 11.250%,
		due 2/4/17 (Luxembourg)	38,044,687
3,000,000		Radio One, Inc., 15.000%,
		due 5/24/16	2,490,000
9,000,000		Spanish Broadcasting System, Inc.,
		12.500%, due 4/15/17 (a)	9,540,000

			77,085,878

		Metals & Mining - 1.08%
1,000,000		AK Steel Corp., 7.625%,
		due 5/15/20	850,000
10,000,000		Inmet Mining Corp., 8.750%,
		due 6/1/20 (Canada) (a)	9,900,000

			10,750,000

Principal Amount‡	Security†	Value (Note 1)

	Paper & Packaging - 0.99%
1,000,000	Reynolds Group Issuer, Inc./
	Reynolds Group Issuer LLC,
	9.000%, due 4/15/19	$1,022,500
8,000,000	Tekni-Plex, Inc., 9.750%,
	due 6/1/19 (a)	8,340,000
1,000,000	Verso Paper Holdings LLC/
	Verso Paper, Inc., 11.375%,
	due 8/1/16	505,000

		9,867,500

	Services - 1.26%
9,873,000	EnergySolutions, Inc./
	EnergySolutions LLC,
	10.750%, due 8/15/18	8,564,828
4,000,000	Realogy Corp., 11.500%,
	due 4/15/17	4,010,000

		12,574,828

	Technology - 2.94%
16,250,000	EVERTEC, LLC/EVERTEC Finance
	Corp., 11.000%, due 10/1/18	17,387,500
3,000,000	First Data Corp., 12.625%,
	due 1/15/21	3,045,000
8,250,000	TransUnion Holding Co., Inc., PIK,
	9.625%, due 6/15/18 (a)	8,951,250

		29,383,750

	Telecommunications - 4.89%
5,000,000	Clearwire Communications LLC/
	Clearwire Finance, Inc.,
	12.000%, due 12/1/15 (a)	4,750,000
8,758,000	Digicel Group, Ltd., 10.500%,
	due 4/15/18 (Jamaica)[1] (a)	9,436,745
38,600,000	Sprint Capital Corp., 6.875%,
	due 11/15/28	34,740,000

		48,926,745

See accompanying notes to the Portfolios of Investments.

14

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at July 31, 2012
(Unaudited)

Principal Amount‡	Security†	Value (Note 1)

Corporate Bonds & Notes (continued)

	Transportation Services - 0.47%
5,000,000	CEVA Group PLC, 11.500%,
	due 4/1/18 (United Kingdom) (a)	$4,706,250

	Utilities - 3.58%
5,060,000	Dynegy Holdings LLC, due 2/15/12*	3,200,450
	Energy Future Holdings Corp.:
9,250,000	10.875%, due 11/1/17	8,140,000
6,487,200	PIK, 11.250%, due 11/1/17	5,741,172
18,000,000	Energy Future Intermediate
	Holding Co. LLC, 11.750%,
	due 3/1/22 (a)	18,720,000

		35,801,622

	Total Corporate Bonds & Notes
	(Cost $624,722,224)	621,226,873

Principal Amount ($)

Term Loans - 3.71%

	Aerospace - 1.53%
	Aveos Fleet Performance, Inc.
	(Cayman Islands)*:
2,574,468	Revolving Credit, due 3/12/13	2,432,872
3,180,308	Term Loan, due 3/12/13	3,013,342
6,985,729	Term Loan BA1, PIK, due 3/12/15	4,890,010
7,167,231	Term Loan BA2, PIK, due 3/12/15	5,017,061

		15,353,285

	Gaming & Entertainment - 0.58%
3,920,508	Dallas Stars L.P., Term Loan,
	3.591%, due 11/17/16 (c)	3,352,034
8,596,651	Hicks Sport Group LLC, Term Loan B,
	due 12/22/10*	2,450,046

		5,802,080

Principal Amount ($)	Security†	Value (Note 1)

	Telecommunications - 1.60%
15,000,000	Lonestar Intermediate Super
	Holdings, LLC, Term Loan,
	11.000%, due 8/7/19 (c)	$15,975,000

	Total Term Loans
	(Cost $44,453,665)	37,130,365

Municipal Bonds - 0.27%
	Gaming & Entertainment - 0.27%
5,200,000	New York City, NY, Industrial
	Development Agency Civic
	Facility Revenue, Bronx Parking
	Development Co. LLC OID,
	5.750%, due 10/1/37	2,684,292

	Total Municipal Bonds
	(Cost $3,055,310)	2,684,292

Shares

Preferred Stocks - 1.20%
	Financials - 1.20%
280,000	Ally Financial Inc., Series A,
	8.500% (c)	6,510,000
500,000	Federal Home Loan Mortgage Corp.,
	Series Z, 8.375% (c)(d)	1,031,250
208,000	Federal National Mortgage
	Association, Series M, 4.750% (d)	491,400
417,000	Federal National Mortgage
	Association, Series 0, 7.000% (c)(d)	1,042,500
500,000	Federal National Mortgage
	Association, Series S, 8.250% (c)(d)	961,250
1,000,000	Federal National Mortgage
	Association, Series T, 8.250% (d)	1,940,000

	Total Preferred Stocks
	(Cost $13,851,800)	11,976,400

See accompanying notes to the Portfolios of Investments.

15

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at July 31, 2012
(Unaudited)

Shares	Security†	Value (Note 1)

Private Equities - 0.87%
	Aerospace - 0.00%#
284,571	Aveos Holding Co.
	(Cayman Islands) (d)	$35,571

	Financials - 0.16%
4,568,957	Cerberus CG Investor I LLC (d)	639,654
4,568,918	Cerberus CG Investor II LLC (d)	639,649
2,284,632	Cerberus CG Investor III LLC (d)	319,848

		1,599,151

	Utilities - 0.71%
14,956	Bosque Power Co., LLC (d)	7,104,100

	Total Private Equities
	(Cost $9,623,967)	8,738,822

Shares or Units

Common Stocks & Warrants - 1.64%
	Energy - 0.97%
45,681	Compton Petroleum Corp.,
	Warrants, expires 8/23/14
	(Canada) (d)	1,594
25	Platinum Energy Solutions, Inc.
	Units (b)(d)(f)(g)	8,685,600
8,000	Platinum Energy Solutions, Inc.,
	Warrants (b)(d)	974,320

		9,661,514

	Financials - 0.26%
60,000	American Capital Agency Corp. (i)	2,108,400
3,268,312	Centro Retail Australia,
	Class Action True-Up Securities
	(Australia) (b) (d) (h)	549,544

		2,657,944

	Services - 0.18%
150,000	Kelly Services, Inc., Class A	1,779,000

Shares or Units	Security†	Value (Note 1)

	Transportation Services - 0.23%
374,795	Scorpio Tankers, Inc. (Monaco)[2] (d)	$2,252,518

	Total Common Stocks & Warrants
	(Cost $10,890,220)	16,350,976

Number of Contracts

Purchased Options - 0.06%
	Equity Put Options - 0.06% (d)
1,000	Overseas Shipping Group,
	strike $12, expires 10/20/12	635,000

	Total Purchased Options
	(Cost $522,029)	635,000

	Total Investment
	Portfolio - 69.87%
	(Cost $707,119,215)	698,742,728
	Other Assets less
	Liabilities - 30.13% (e)	301,386,662

	NET ASSETS - 100.00%	$1,000,129,390

	Investor Class:
	Net assets applicable to 32,739,150
	shares outstanding	$325,368,945

	Net asset value, offering and
	redemption price per share	$9.94

	Institutional Class:
	Net assets applicable to 67,965,040
	shares outstanding	$674,760,445

	Net asset value, offering and
	redemption price per share	$9.93

See accompanying notes to the Portfolios of Investments.

16

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at July 31, 2012
(Unaudited)

Notes:
EUR:	Euro.
PIK:	Payment-in-kind.
OID:	Original Issue Discount.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Fair-valued security.
(c)	Variable rate security. The rate disclosed is in effect as of July 31, 2012.
(d)	Non-income producing security.
(e)	Includes $340,000 of cash restricted as collateral for forward foreign currency contracts to broker.
(f)	Security subject to restrictions on resale.

Units	Issuer	Acquisition Date	Acquisition Cost	Carrying Value Per Unit

25	Platinum Energy Solutions, Inc. Units	2/28/11	$2,500,000	$347,424.00

At July 31, 2012, the restricted security had a total market value of $8,685,600 or 0.87% of net assets of the Fund.

(g)	Includes 6,185,600 shares of common stock and 2,500 shares of preferred stock.
(h)

Class Action True-up Securities were issued to Centro Retail Australia holders who were not exposed to related shareholder class action suits against certain pre-aggregation Centro entities on behalf of existing group members.

(i)	Security is a Real Estate Investment Trust.
*	Issuer in default.
#	Amount represents less than 0.01% of total net assets.
†	U.S. unless otherwise noted.
‡	Denominated in U.S. Dollars unless otherwise noted.
[1]	Incorporated in Bermuda.
[2]	Incorporated in Marshall Islands.
[3]	Incorporated in Spain.

Country Concentration

% of Net Assets

United States	56.97%
Luxembourg	6.00
Canada	3.66
Cayman Islands	1.54
Jamaica	0.94
United Kingdom	0.47
Monaco	0.23
Australia	0.06

Total	69.87%

Schedule of Forward Foreign Currency Contracts

Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 7/31/12	Unrealized Appreciation

4,000,000 EUR	JPMorgan Chase Bank, N.A.	10/3/12	$5,422,400	$4,925,543	$496,857
1,000,000 EUR	JPMorgan Chase Bank, N.A.	10/9/12	1,336,400	1,231,492	104,908

					$601,765

   EUR: Euro

See accompanying notes to the Portfolios of Investments.

17

Third Avenue Trust
Notes to Portfolios of Investments July 31, 2012 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of five non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund (each a “Fund” and, collectively, the “Funds”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust.

Accounting policies:
The policies described below are followed consistently by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security valuation:

Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds have retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when a Fund calculates its net asset value (“NAV”), and certain events have occurred after the principal markets have closed but prior to the time as of which the Funds compute their NAVs. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

Each Fund may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Trust’s Valuation Committee as authorized by the Board of the Trust, under procedures established by the Board. At July 31, 2012, such securities had a total fair value of $95,979,649 or 3.51% of net assets of Third Avenue Value Fund, $9,566,500 or 1.45% of net assets of Third Avenue Small-Cap Value Fund, $33,500,754 or 2.05% of net assets of Third Avenue Real Estate Value Fund, and $10,209,464 or 1.02% of net assets of Third Avenue Focused Credit Fund. There were no fair valued securities for Third Avenue International Value Fund at July 31, 2012. Among the factors that may be considered by the Trust’s Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Fund’s beneficial ownership of the

18

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2012
(Unaudited)

issuer’s common stocks and debt securities, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

Fair value measurements:

In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

• Level 1—Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2—Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

19

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2012
(Unaudited)

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

20

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2012
(Unaudited)

Term Loans—Term loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds—Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-ask lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, changes in the price of the underlying securities, time until expiration, and volatility of the underlying security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Equity Swaps—Equity Swap values are based on the performance of the underlying security which is valued by independent pricing services. The performance is based on the change in the price of the underlying securities. To the extent that this input is observable, the value of the equity swap is categorized as Level 2. To the extent that this input is unobservable, the value is categorized as Level 3.

21

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2012
(Unaudited)

The following is a summary by level of inputs used to value the Funds’ investments as of July 31, 2012:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 1: Quoted Prices†
Investments in Securities:
Common Stocks & Warrants:
Consumer Products	$—	$21,773,015	$—	$—	$—
Energy	—	—	—	—	1,594
Financials	—	—	—	—	2,108,400
Insurance & Reinsurance	40,153,702	36,541,099	—	—	—
Non-U.S. Real Estate Investment Trusts	—	12,626,016	332,174,420	—	—
Services	—	—	—	—	1,779,000
U.S. Real Estate Operating Companies	123,289,302	18,508,730	200,454,370	—	—
Others#	2,252,986,145	429,948,365	801,299,431	1,074,639,369	2,252,518
Purchased Options:
Equity Put Options	—	—	—	—	635,000
Preferred Stocks:
Insurance & Reinsurance	8,350	—	—	—	—
Others#	—	1,935,698	—	—	11,976,400

Total for Level 1 Securities	2,416,437,499	521,332,923	1,333,928,221	1,074,639,369	18,752,912

Level 2: Other Significant Observable Inputs†
Investments in Securities:
Common Stocks:
U.S. Real Estate Operating Companies	—	—	39,104,912	—	—
Debt Securities issued by the U.S.
Treasury and other government corporations and agencies:
Municipal Bonds#	—	—	—	—	2,684,292
Corporate Bonds & Notes#	—	—	11,967,387	—	611,686,873
Term Loans#	—	—	—	—	21,777,080
Private Equities:
Financials	—	—	—	—	1,599,151
Utilities	—	—	—	—	7,104,100
Purchased Options:
Foreign Currency Put Options	—	—	28,706	8,242,148	—
Short Term Investments:
U.S. Government Obligations	—	89,969,580	—	—	—

Total for Level 2 Securities	—	89,969,580	51,101,005	8,242,148	644,851,496

22

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2012
(Unaudited)

Summary by Level of Inputs (continued):

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks & Warrants:
Consumer Products	$26,318	$—	$—	$—	$—
Energy	—	—	—	—	9,659,920
Financial Insurance	555,000	—	—	—	—
Financials	—	—	—	—	549,544
Insurance & Reinsurance	147,287	—	—	—	—
Manufactured Housing	83,842,729	—	—	—	—
Non-U.S. Real Estate Investment Trusts	—	—	1,309,147	—	—
U.S. Real Estate Operating Companies	6,641,537	—	4,543,605	—	—
Limited Partnerships:
Holding Companies	—	9,566,500	—	—	—
Insurance & Reinsurance	378,942	—	—	—	—
Investment Fund	—	—	27,648,002	—	—
Preferred Stocks:
Insurance & Reinsurance	212,126	—	—	—	—
Corporate Bonds & Notes#	4,175,710	—	—	—	9,540,000
Term Loans#	—	—	—	—	15,353,285
Private Equities:
Aerospace	—	—	—	—	35,571

Total for Level 3 Securities	95,979,649	9,566,500	33,500,754	—	35,138,320

Total Value of Investments	$2,512,417,148	$620,869,003	$1,418,529,980	$1,082,881,517	$698,742,728

Investments in Other Financial Instruments:
Level 1: Quoted Prices
Put Options Written	$—	$—	$(260,000)	$—	$—
Level 2: Other Significant Observable Inputs
Call/Put Options Written	—	—	(7,801,356)	206,009	—
Equity Swap Contracts	—	—	—	253,169	—
Forward Foreign Currency Contracts	—	—	(6,119,897)	—	601,765

Total Appreciation/(Depreciation) of Other Financial Instruments	$—	$—	$(14,181,253)	$459,178	$601,765

†

The value of securities that transferred from Level 2 on October 31, 2011 to Level 1 on July 31, 2012 for Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund were $1,941,399,556, $94,718,250, $867,102,436 and $879,735,363, respectively. These changes were primarily the result of certain securities trading outside the U.S. whose values were adjusted by the application of fair value factors as described under the security valuation note on page 18.

#	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

Transfers from Level 1 to Level 2, or from Level 2 to Level 1 are recorded utilizing values as of the beginning of the period.

23

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2012
(Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 10/31/11 (fair value)		Net change in unrealized appreciation/ (depreciation)	Net sales	Payment- in-kind interest	Realized gain/(loss)	Balance as of 7/31/12 (fair value)	Net change in unrealized appreciation/ (depreciation) attributable to securities still held at period end

Third Avenue Value Fund
Common Stocks:
Auto Supply	$—	*	$6,063,328	$— †	$—	$(6,063,328)	$—	$—
Consumer Products	26,318		—	—	—	—	26,318	—
Financial Insurance	555,000		—	—	—	—	555,000	—
Insurance & Reinsurance	145,847		1,440	—	—	—	147,287	1,440
Manufactured Housing	80,843,000		5,213,829	(2,657,793)‡	—	443,693	83,842,729	5,213,829
U.S. Real Estate
Operating Companies	6,641,537		—	—	—	—	6,641,537	—
Corporate Bonds & Notes#	1,593,899		2,041,506	—	540,305	—	4,175,710	2,041,506
Limited Partnerships:
Insurance & Reinsurance	534,952		(156,010)	—	—	—	378,942	(156,010)
Preferred Stocks:
Insurance & Reinsurance	194,023		18,103	—	—	—	212,126	18,103

Total	$90,534,576		$13,182,196	$(2,657,793)	$540,305	$(5,619,635)	$95,979,649	$7,118,868

Third Avenue Small-Cap Value Fund
Common Stocks:
Forest Products & Paper	$1,375,955		$41,392,353	$(2,153)	$—	$(42,766,155)	$—	$—
Limited Partnerships:
Holding Companies	9,167,500		1,399,000	(497,500)	—	(502,500)	9,566,500	1,399,000

Total	$10,543,455		$42,791,353	$(499,653)	$—	$(43,268,655)	$9,566,500	$1,399,000

*	Securities have zero values.
†	Securities disposed with $0 proceeds due to bankruptcy.
‡	Redemption-in-kind transaction.
#	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

24

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2012
(Unaudited)

	Balance as of 10/31/11 (fair value)	Net change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)		Realized gain/(loss)	Transfer out Level 3	Balance as of 7/31/12 (fair value)	Net change in unrealized appreciation/ (depreciation) attributable to securities still held at period end

Third Avenue Real Estate Value Fund
Common Stocks:
Non-U.S. Real Estate
Investment Trusts	$—	$1,309,147	$—	**	$—	$—	$1,309,147	$1,309,147
U.S. Real Estate
Operating Companies	4,543,605	—	—		—	—	4,543,605	—
Limited Partnerships:
Investment Fund	37,324,299	(10,676,297)	1,000,000		—	—	27,648,002	(10,676,297)

Total	$41,867,904	$(9,367,150)	$1,000,000		$—	$—	$33,500,754	$(9,367,150)

Third Avenue International Value Fund
Common Stocks:
Forest Products & Paper	$4,618,680	$132,027,855	$(7,227)		$(136,639,308)	$—	$—	$—

Third Avenue Focused Credit Fund
Common Stocks & Warrants:
Energy	$13,119,000	$(3,459,080)	$(124,998)		$124,998	$—	$9,659,920	$(3,459,080)
Financials	—	549,544	—	**	—	—	549,544	549,544
Services	—*	—	—	†	—	—	—	—
Corporate Bonds & Notes#	—	764,333	8,775,667	‡	—	—	9,540,000	764,333
Private Equities:
Aerospace	10,891,763	(6,358,558)	(1,443,400)		(3,054,234)	—	35,571	(6,358,558)
Financials	1,599,151	—	—		—	(1,599,151)	—	—
Utilities	5,065,900	—	—		—	(5,065,900)	—	—
Term Loans#	27,607,381	(4,171,650)	439,826	±	—	(8,522,272)	15,353,285	(4,171,650)

Total	$58,283,195	$(12,675,411)	$7,647,095		$(2,929,236)	$(15,187,323)	$35,138,320	$(12,675,411)

*	Securities have zero values.
**	Securities received through corporate action with zero cost.
†	Security sold with $0 proceeds.
‡	Includes amortization discount of $20,667.
±	Includes amortization discount of $65,413 and payment-in-kind interest of $374,413.
#	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

25

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2012
(Unaudited)

Transfers into, and out of, Level 3 are recorded utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 are due to the lack of quoted prices or other observable inputs. Transfers from Level 3 to Level 2 are due to the availability of quoted prices or other observable inputs.

The Trust’s Valuation Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Trust’s Board.

The significant unobservable inputs used in the fair value measurement of the Trust’s private investments may include: (i) an estimation of a normalized earnings levels for a particular investment and the likelihood of achieving those normalized earnings; (ii) certain discounts applied to a selection of comparable investments; (iii) available analyst, media or other financial reports; and (iv) consideration of other securities outstanding for a particular issuer. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement.

Security transactions:
Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions: At the prevailing rates of exchange on the date of such transactions.

Term loans:
The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted, as the Funds are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less

26

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2012
(Unaudited)

than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on July 31, 2012.

Forward foreign currency contracts:
The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Funds also may buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on investments and foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

During the period ended July 31, 2012, Third Avenue Real Estate Value Fund and Third Avenue Focused Credit Fund used forward foreign currency contracts for hedging against foreign currency risks.

Option contracts:
The Funds may purchase and sell (“write”) put and call options on various instruments including securities and foreign currency to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as

27

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2012
(Unaudited)

a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counter-party risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the period ended July 31, 2012, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund used purchased options on equity, index and foreign currency to gain long exposure to the underlying instruments and/or to protect against losses in foreign currencies. As of July 31, 2012, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund no longer held any purchased options on foreign currency and purchased options on index respectively.

During the period ended July 31, 2012, Third Avenue Real Estate Value Fund used written call options on foreign currency for hedging against foreign currency risks and written put options on equity to gain long exposure to the underlying instruments. Third Avenue International Value Fund used written put options on foreign currency for hedging against foreign currency risks.

Swap agreements:
The Funds may enter into total return, interest rate, equity and other swap agreements. Interest rate swap agreements generally involve the agreement by a fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also include an agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the fund will receive or make a payment to the counterparty.

During the period ended July 31, 2012, Third Avenue International Value Fund participated in equity swap contracts. Details of the open swap contracts at period end are included in the Fund’s Portfolio of Investments under the caption “Equity Swap Contracts”.

During the period ended July 31, 2012, Third Avenue International Value Fund used equity swap contracts to gain exposure to the underlying investments.

28

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2012
(Unaudited)

Swaptions:

The Funds may purchase or write swap options (“swaptions”) in an attempt to gain additional protection against the effects of interest rate fluctuations. Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into an interest rate swap agreement at or before the expiration date of the option, determined by the style of the swaption. In purchasing and writing swaptions, the Funds bear the risk of an unfavorable change in the price of the underlying interest rate swap or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. The Funds execute transactions in over-the-counter swaptions. Transactions in over-the-counter swaptions may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty, the Funds’ maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

Floating rate obligations:

The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

2. INVESTMENTS

Unrealized appreciation/(depreciation):
The following information is based upon the book basis of investment securities as of July 31, 2012:

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Value Fund	Focused Credit Fund

Gross unrealized appreciation	$639,312,964	$92,750,461	$268,380,219	$81,601,495	$46,911,660
Gross unrealized depreciation	(554,159,419)	(60,771,235)	(135,652,536)	(156,244,940)	(55,288,147)

Net unrealized appreciation/ (depreciation)	$85,153,545	$31,979,226	$132,727,683	$(74,643,445)	$(8,376,487)

Aggregate book cost	$2,427,263,603	$588,889,777	$1,285,802,297	$1,157,524,962	$707,119,215

29

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2012
(Unaudited)

3. COMMITMENTS AND CONTINGENCIES
At July 31, 2012, Third Avenue Real Estate Value Fund had the following commitment and contingency:

Issuer	Type	Amount of Commitment	Funded Commitment	Value of Segregated Securities

Alliance Bernstein Legacy	Limited
Securities (C1) L.P.	Partnership	$40,000,000	$37,000,000	$3,000,000

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

30

BOARD OF TRUSTEES
Jack W. Aber	Marvin Moser
David M. Barse	Eric Rakowski
William E. Chapman, II	Martin Shubik
Lucinda Franks	Charles C. Walden
Edward J. Kaier	Martin J. Whitman

OFFICERS
Martin J. Whitman — Chairman of the Board
David M. Barse — President, Chief Executive Officer
Vincent J. Dugan — Chief Financial Officer, Treasurer
Michael A. Buono — Controller
W. James Hall — General Counsel, Secretary
Joseph J. Reardon — Chief Compliance Officer
Tara Dempsey — Assistant Secretary

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone 212-888-5222
Toll Free 800-443-1021
Fax 212-888-6757
www.thirdave.com

Item 2. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (required by Rule 30a-3(b) under the Act) were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Third Avenue Trust
By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	September 17, 2012

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	September 17, 2012

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	September 17, 2012